United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2012

Date of Reporting Period: 04/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
April 30, 2012

Share Class	Ticker
Institutional	FIIFX
Service*	INISX

*formerly, Institutional Service Shares

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended April 30, 2012, was 4.33% for Institutional Shares and 4.07% for Service Shares. The total return of the Barclays U.S. Intermediate Credit Index, a broad-based securities market index (BICI),1 was 6.44% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BICI.

During the reporting period, the most significant factors affecting the Fund's performance relative to the BICI were: (1) sector/industry selection; (2) the selection of individual securities; (3) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities); and (4) the effect of changing interest rates, referred to as “duration.”2

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares. The 4.33% total return of the Institutional Shares for the reporting period consisted of 4.51% of dividends and -0.18% of appreciation in the net asset value of the shares.

MARKET OVERVIEW

At the start of the reporting period, the financial markets were still dealing with the potential implications of significant headline risks: earthquake and tsunami in Japan; geopolitical uprisings in the Middle East and Africa and their effect on oil prices; and Greece/European debt crisis. Thus, the first part of the reporting period exhibited a significant “flight-to-quality” as worried investors sought the safety of the U.S. government bond market. This anxious environment accelerated over the summer months, in part due to U.S. debt ceiling discussions in Washington, D.C. and the possibility of a default on U.S. government bond obligations. Over the first half of the reporting period, corporate bonds significantly underperformed the U.S. Treasury bond market.3

The second half of the reporting period basically reversed course in the markets. The U.S. economy continued on a slow growth pattern, corporate earnings and balance sheets remained strong, the Greek debt crisis was at least temporarily solved via a negotiated debt restructuring package with bond holders and risk appetite returned to the financial markets. In this latter half, corporate bonds outperformed U.S. Treasury bonds.

Annual Shareholder Report

1

sector/industry selection

The decision to overweight or underweight various corporate industries significantly detracted from Fund performance relative to the BICI. Specifically, the Fund was overweight in the financial area including large banks and broker/dealers, as well as non-bank financials such as insurance companies, real estate investment trusts and asset management firms. The financial area was the weakest performing portion of the benchmark components. On the other hand, the Fund had less exposure to the non-corporate positions in the BICI, including sovereign, supranational and foreign agency issues, all of which collectively generated a return of 5.19% relative to the 6.77% for the corporate positions in the BICI, thus helping performance.

Security Selection

While individual securities both added and detracted from performance, the overall selection of securities underperformed that of the total BICI, particularly in the financial industry. Individual issuer names included: Jefferies, Bank of America, Morgan Stanley, Citigroup and Goldman Sachs.

Yield Curve strategy

The yield curve strategy added to Fund performance relative to the BICI. The Fund had an overweight position in the longer part of the maturity spectrum (10-30 years) with an underweight to shorter maturities (2-5 years). With larger rate declines occurring in the longer maturities, the yield curve positioning helped Fund performance.

Duration

The effect of changing interest rates had a negative impact on Fund performance. With a combination of positive economic growth and strong corporate earnings expansion, two factors typically associated with rising interest rates, the Fund was generally positioned with a shorter average maturity than the BICI. In reality, interest rates declined over the course of the reporting period, generating price appreciation in the BICI due to the rate decline that was in excess of the portfolio's positioning. The use of derivatives, primarily U.S. Treasury futures positions used to adjust both duration and interest rate targets, had a negative impact on Fund performance.

1	Barclays Capital changed the name of the BICI from “Barclays Capital U.S. Intermediate Credit Index” to “Barclays U.S. Intermediate Credit Index.” The BICI is an unmanaged index that consists of dollar-denominated, investment-grade, publicly-issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2002 to April 30, 2012, compared to the Barclays U.S. Intermediate Credit Index (BICI)2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA).3

Average Annual Total Returns for the Period Ended 4/30/2012

Share Class	1 Year	5 Years	10 Years
Institutional Shares	4.33%	5.42%	5.35%
Service Shares	4.07%	5.16%	5.10%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

3

Growth of a $10,000 Investment – Institutional shares

Growth of a $10,000 Investment – Service Shares

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	Barclays Capital changed the name of the BICI Index from “Barclays Capital U.S. Intermediate Credit Index” to “Barclays U.S. Intermediate Credit Index.” The BICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.2%
Foreign Government Debt Securities	0.9%
Asset-Backed Security[2]	0.0%
Derivative Contracts[3]	(0.2)%
Cash Equivalents[4]	2.5%
Other Assets and Liabilities — Net[5]	1.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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5

Portfolio of Investments

April 30, 2012

Principal Amount or Shares			Value
		Asset-Backed Securities – 0.0%
		Home Equity Loan – 0.0%
$6,399	[1,2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $6,395)	5,391
		Corporate Bonds – 95.2%
		Basic Industry - Chemicals – 1.7%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,260,445
1,030,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	1,363,992
800,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	834,267
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	511,993
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,303,890
640,000		RPM International, Inc., 6.50%, 2/15/2018	739,975
860,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	975,757
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	528,350
		TOTAL	7,518,669
		Basic Industry - Metals & Mining – 4.2%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	554,633
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,148,401
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,406,925
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,110,397
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	315,444
500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	497,542
400,000		ArcelorMittal, 6.125%, 6/1/2018	420,404
850,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	854,556
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,471,036
430,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	445,576
150,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	140,729
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,252,604
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,512,394
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	947,702
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,073,043
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	695,875
Annual Shareholder Report
6

Principal Amount or Shares			Value
$2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,594,017
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	557,011
		TOTAL	17,998,289
		Basic Industry - Paper – 1.2%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	622,111
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,040,494
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	672,331
650,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	690,409
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,180,374
		TOTAL	5,205,719
		Capital Goods - Aerospace & Defense – 0.8%
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	756,107
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	336,600
1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,313,887
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	487,892
400,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	413,762
		TOTAL	3,308,248
		Capital Goods - Building Materials – 0.7%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	305,625
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,112,125
1,530,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,785,833
		TOTAL	3,203,583
		Capital Goods - Construction Machinery – 0.3%
1,280,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	1,364,800
		Capital Goods - Diversified Manufacturing – 1.3%
560,000		Dover Corp., Note, 5.45%, 3/15/2018	669,008
510,000		Harsco Corp., 5.75%, 5/15/2018	574,584
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	514,888
544,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	565,610
550,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	677,263
1,680,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,775,788
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	726,750
		TOTAL	5,503,891
		Capital Goods - Packaging – 0.1%
385,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	390,853
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7

Principal Amount or Shares			Value
		Communications - Media & Cable – 1.7%
$770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	929,282
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	510,179
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,163,266
1,520,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,663,658
1,140,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,198,967
		TOTAL	7,465,352
		Communications - Media Noncable – 1.6%
1,200,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,372,331
1,620,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,852,875
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	130,119
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	828,900
800,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	805,154
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,911,070
		TOTAL	6,900,449
		Communications - Telecom Wireless – 1.8%
750,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	792,748
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,878,500
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	1,288,999
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,020,738
		TOTAL	7,980,985
		Communications - Telecom Wirelines – 2.1%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,396,629
1,560,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,630,409
1,900,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	1,805,612
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,588,603
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	983,369
900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,122,972
410,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	387,732
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	251,016
		TOTAL	9,166,342
		Consumer Cyclical - Automotive – 2.7%
910,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	943,997
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,045,300
1,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	1,214,718
Annual Shareholder Report
8

Principal Amount or Shares			Value
$575,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	603,834
200,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	200,588
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,634,155
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,631,676
590,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	589,915
1,650,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,666,737
		TOTAL	11,530,920
		Consumer Cyclical - Entertainment – 0.8%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,724,138
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	579,881
220,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	256,621
600,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	620,523
290,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	313,083
		TOTAL	3,494,246
		Consumer Cyclical - Lodging – 1.1%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,520,548
1,550,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,546,471
1,010,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	1,017,577
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	464,363
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,392
		TOTAL	4,552,351
		Consumer Cyclical - Retailers – 0.7%
430,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	453,775
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	585,550
320,976	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	344,239
670,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	837,464
540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	586,702
		TOTAL	2,807,730
		Consumer Cyclical - Services – 0.9%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,485,687
480,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	498,656
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	526,066
400,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	471,164
		TOTAL	3,981,573
Annual Shareholder Report
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Principal Amount or Shares			Value
		Consumer Non-Cyclical - Food/Beverage – 2.0%
$800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	890,659
2,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,747,615
1,000,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,038,847
2,010,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	2,060,449
750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	778,486
1,000,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	1,023,517
		TOTAL	8,539,573
		Consumer Non-Cyclical - Health Care – 0.6%
100,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	100,568
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	200,620
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,731,611
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	603,933
		TOTAL	2,636,732
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,326,937
310,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	318,592
1,270,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,391,536
		TOTAL	3,037,065
		Consumer Non-Cyclical - Products – 0.3%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	532,537
800,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	829,374
		TOTAL	1,361,911
		Consumer Non-Cyclical - Tobacco – 0.1%
370,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	410,593
		Energy - Independent – 2.2%
430,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	445,567
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,652,867
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	190,655
500,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	578,921
5,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	5,446,351
660,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	758,449
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	274,405
257,455	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	268,667
		TOTAL	9,615,882
Annual Shareholder Report
10

Principal Amount or Shares			Value
		Energy - Integrated – 1.7%
$990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,075,042
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	719,946
400,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	426,131
740,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	873,864
950,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	983,319
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,433,685
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	255,429
785,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	792,910
715,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	745,582
		TOTAL	7,305,908
		Energy - Oil Field Services – 1.0%
350,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	381,658
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	783,038
600,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	638,865
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	535,047
435,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	444,322
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	803,452
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	697,488
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	57,254
		TOTAL	4,341,124
		Energy - Refining – 0.7%
410,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	451,502
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,857,573
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	532,120
		TOTAL	2,841,195
		Financial Institution - Banking – 25.1%
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	1,062,323
1,000,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,049,307
2,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	2,070,865
1,550,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,653,000
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,224,402
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,460,553
Annual Shareholder Report
11

Principal Amount or Shares			Value
$205,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	204,956
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,025,877
205,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	215,241
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,901,301
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,028,683
1,700,000	[1,2]	Barclays Bank PLC, Series 144A, 9/29/2049	1,555,199
1,180,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,299,619
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	316,218
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,185,900
680,000		Capital One Capital V, 10.25%, 8/15/2039	712,300
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,593,215
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,610,832
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,052,354
3,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	3,226,688
940,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	982,266
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	419,528
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,249,608
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,031,723
675,000		City National Corp., Note, 5.25%, 9/15/2020	708,569
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,801,966
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	881,123
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,631,442
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,257,491
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	1,021,874
4,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	4,727,134
4,100,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,301,878
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,045,191
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	759,295
1,200,000		Hudson United Bancorp, Series BKNT, 7.00%, 5/15/2012	1,202,336
360,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	419,699
5,000,000		J.P. Morgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	5,058,416
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,742,887
1,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,765,930
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,164,843
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,047,368
Annual Shareholder Report
12

Principal Amount or Shares			Value
$1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,409,222
3,360,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,288,957
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,687,781
760,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	759,247
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	591,614
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,980,116
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	1,494,935
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,446,092
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	639,001
2,810,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	2,947,509
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,919,800
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,095,332
960,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,107,556
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	180,734
2,193,709	1,2, [5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,570,476
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,821,933
770,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	799,156
795,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	793,128
2,300,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	2,478,055
2,280,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,768,175
147,934	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	151,519
		TOTAL	108,599,738
		Financial Institution - Brokerage – 5.3%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,475,758
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,521,475
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,083,169
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	632,758
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,096,029
760,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	896,262
3,000,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	3,094,138
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	2,153,709
885,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	956,871
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	490,000
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,375,400
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,436,793
390,000		Nuveen Investments, 5.50%, 9/15/2015	356,850
Annual Shareholder Report
13

Principal Amount or Shares			Value
$1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,184,513
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	72,929
1,200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,239,610
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,956,931
		TOTAL	23,023,195
		Financial Institution - Finance Noncaptive – 5.3%
1,840,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,348,696
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,513,035
1,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	1,041,101
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	3,320,235
1,700,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,843,016
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,179,102
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,981,043
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,932,000
1,220,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,319,865
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 5.03%, 12/21/2065	352,570
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	750,937
485,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	493,184
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	544,585
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,319,489
		TOTAL	22,938,858
		Financial Institution - Insurance - Health – 0.3%
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,263,321
		Financial Institution - Insurance - Life – 6.1%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,558,399
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,199,739
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,027,640
1,300,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	1,356,355
2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,302,404
430,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	435,005
400,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	418,401
600,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	709,938
Annual Shareholder Report
14

Principal Amount or Shares			Value
$240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	242,391
1,000,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	1,067,777
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,601,876
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,950,504
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	390,600
800,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	819,504
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	701,986
920,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	944,804
400,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	468,406
380,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	473,727
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	2,026,099
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	3,263,956
1,200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.80%, 6/15/2012	1,207,024
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,323,133
		TOTAL	26,489,668
		Financial Institution -Insurance - P&C – 2.2%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	711,655
690,000		CNA Financial Corp., 6.50%, 8/15/2016	780,381
770,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	843,836
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	142,902
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	701,104
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	684,779
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	426,064
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,503,141
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,184,724
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	227,462
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,492,500
		TOTAL	9,698,548
		Financial Institution - REITs – 3.0%
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	720,733
Annual Shareholder Report
15

Principal Amount or Shares			Value
$300,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	309,282
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	605,389
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,319,417
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	474,886
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,076,969
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,752,519
425,000		Liberty Property LP, 6.625%, 10/1/2017	495,391
1,120,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,315,733
1,310,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,457,869
670,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	709,877
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,355,933
370,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	388,198
		TOTAL	12,982,196
		Municipal Services – 0.3%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	515,250
965,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	893,407
		TOTAL	1,408,657
		Sovereign – 0.6%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,699,311
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	910,875
		TOTAL	2,610,186
		Technology – 3.2%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	423,213
800,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	816,908
560,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	561,175
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,993,246
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,850,167
1,220,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	1,223,154
1,200,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,252,975
1,260,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	1,345,174
250,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	288,256
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	703,909
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	775,833
455,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	496,455
850,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	914,616
Annual Shareholder Report
16

Principal Amount or Shares			Value
$645,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	659,794
450,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	471,289
		TOTAL	13,776,164
		Transportation - Airlines – 0.7%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	498,977
2,460,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,716,738
		TOTAL	3,215,715
		Transportation - Railroads – 0.2%
523,545		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	627,060
		Transportation - Services – 1.1%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	977,937
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,045,603
1,220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	1,213,358
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	535,034
1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,060,768
		TOTAL	4,832,700
		Utility - Electric – 5.3%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	508,400
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,322,550
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	2,745,838
770,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	824,142
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,058,501
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,796,078
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	469,973
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	302,965
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,317,620
325,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	351,620
717,475	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	781,466
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	651,219
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	719,076
Annual Shareholder Report
17

Principal Amount or Shares			Value
$1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,980,459
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,690,844
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	550,317
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	885,453
500,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	526,705
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	432,888
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,188,002
740,000		Union Electric Co., 6.00%, 4/1/2018	881,735
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	133,508
		TOTAL	23,119,359
		Utility - Natural Gas Distributor – 0.4%
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	331,587
410,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	448,204
1,035,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	1,099,474
		TOTAL	1,879,265
		Utility - Natural Gas Pipelines – 3.1%
740,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	813,311
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,005,343
800,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	869,650
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,027,511
250,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	252,426
2,050,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,345,934
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,110,838
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	424,256
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,480,381
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	884,268
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,321,267
		TOTAL	13,535,185
		TOTAL CORPORATE BONDS (IDENTIFIED COST $382,911,241)	412,463,798
Annual Shareholder Report
18

Principal Amount or Shares			Value
		Governments/Agencies – 0.9%
		Sovereign – 0.9%
$320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	353,600
1,340,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,499,192
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,005,807
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,167,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,621,500)	4,026,099
		MUTUAL FUND – 2.5%
10,603,550	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	10,603,550
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $397,142,686)[8]	427,098,838
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[9]	6,009,066
		TOTAL NET ASSETS — 100%	$433,107,904

At April 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[10] U.S. Treasury Bond 30-Year Short Futures	210	$30,003,750	June 2012	$(377,388)
[10] U.S. Treasury Bond Ultra Long Short Futures	180	$28,406,250	June 2012	$(558,242)
[10] U.S. Treasury Note 2-Year Long Futures	100	$22,054,688	June 2012	$27,875
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(907,755)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $86,804,125, which represented 20.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $83,756,854, which represented 19.3% of total net assets.
3	Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
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7	7-Day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$ —	$5,391[1]	$5,391
Corporate Bonds	—	412,463,798	—	412,463,798
Governments/Agencies	—	4,026,099	—	4,026,099
Mutual Fund	10,603,550	—	—	10,603,550
TOTAL SECURITIES	$10,603,550	$416,489,897	$5,391	$427,098,838
OTHER FINANCIAL INSTRUMENTS*	$(907,755)	$ —	$ —	$(907,755)
[1]	Includes $10,971 of securities transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. Transfers represent the value of the securities at the beginning of the period.
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

See Notes which are an integral part of the Financial Statements

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20

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.22	$10.06	$8.93	$10.01	$10.02
Income From Investment Operations:
Net investment income	0.45	0.49	0.47	0.50	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	0.16	1.13	(1.08)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.65	1.60	(0.58)	0.50
Less Distributions:
Distributions from net investment income	(0.45)	(0.49)	(0.47)	(0.50)	(0.51)
Distributions from net realized gain on investments and futures contracts	(0.11)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.56)	(0.49)	(0.47)	(0.50)	(0.51)
Net Asset Value, End of Period	$10.09	$10.22	$10.06	$8.93	$10.01
Total Return[1]	4.33%	6.59%	18.18%	(5.72)%	5.08%
Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	4.45%	4.83%	4.81%	5.45%	5.07%
Expense waiver/reimbursement[2]	0.24%	0.23%	0.25%	0.21%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$261,834	$302,135	$335,767	$186,136	$176,944
Portfolio turnover	20%	22%	70%	28%	34%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.22	$10.06	$8.93	$10.01	$10.02
Income From Investment Operations:
Net investment income	0.42	0.46	0.44	0.48	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	0.16	1.13	(1.08)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.62	1.57	(0.60)	0.47
Less Distributions:
Distributions from net investment income	(0.42)	(0.46)	(0.44)	(0.48)	(0.48)
Distributions from net realized gain on investments and futures contracts	(0.11)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.53)	(0.46)	(0.44)	(0.48)	(0.48)
Net Asset Value, End of Period	$10.09	$10.22	$10.06	$8.93	$10.01
Total Return[1]	4.07%	6.33%	17.89%	(5.95)%	4.83%
Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.80%	0.80%
Net investment income	4.16%	4.55%	4.55%	5.20%	4.83%
Expense waiver/reimbursement[2]	0.44%	0.44%	0.45%	0.41%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$171,273	$70,365	$168,592	$128,292	$28,097
Portfolio turnover	20%	22%	70%	28%	34%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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22

Statement of Assets and Liabilities

April 30, 2012

Assets:
Total investment in securities, at value including $10,603,550 of investment in an affiliated holding (Note 5) (identified cost $397,142,686)		$427,098,838
Restricted cash (Note 2)		1,331,000
Income receivable		5,528,839
Receivable for investments sold		48,966
Receivable for shares sold		259,907
TOTAL ASSETS		434,267,550
Liabilities:
Payable for shares redeemed	$636,331
Payable for daily variation margin	59,375
Income distribution payable	301,608
Payable to adviser (Note 5)	462
Payable for transfer and dividend disbursing agent fees and expenses	85,010
Payable for Directors'/Trustees' fees	260
Payable for shareholder services fee (Note 5)	44,022
Accrued expenses	32,578
TOTAL LIABILITIES		1,159,646
Net assets for 42,911,597 shares outstanding		$433,107,904
Net Assets Consist of:
Paid-in capital		$408,246,058
Net unrealized appreciation of investments and futures contracts		29,048,397
Accumulated net realized loss on investments and futures contracts		(4,272,650)
Undistributed net investment income		86,099
TOTAL NET ASSETS		$433,107,904
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$261,834,447 ÷ 25,942,383 shares outstanding, no par value, unlimited shares authorized		$10.09
Service Shares:
$171,273,457 ÷ 16,969,214 shares outstanding, no par value, unlimited shares authorized		$10.09

See Notes which are an integral part of the Financial Statements

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23

Statement of Operations

Year Ended April 30, 2012

Investment Income:
Interest			$19,677,372
Dividends received from an affiliated holding (Note 5)			40,206
TOTAL INCOME			19,717,578
Expenses:
Investment adviser fee (Note 5)		$1,971,107
Administrative fee (Note 5)		307,612
Custodian fees		19,275
Transfer and dividend disbursing agent fees and expenses		404,240
Directors'/Trustees' fees		4,395
Auditing fees		23,500
Legal fees		7,308
Portfolio accounting fees		126,563
Distribution services fee (Note 5)		311,817
Shareholder services fee (Note 5)		439,936
Account administration fee (Note 2)		2,903
Share registration costs		27,455
Printing and postage		53,910
Insurance premiums		4,561
Miscellaneous		6,566
TOTAL EXPENSES		3,711,148
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(721,925)
Waiver of administrative fee (Note 5)	(7,610)
Waiver of distribution services fee (Note 5)	(311,817)
Reimbursement of shareholder services fee (Note 5)	(131,100)
Reimbursement of account administration fee (Note 2)	(1,961)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,174,413)
Net expenses			2,536,735
Net investment income			17,180,843
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			3,028,731
Net realized loss on futures contracts			(8,665,938)
Net change in unrealized appreciation of investments			5,523,773
Net change in unrealized depreciation of futures contracts			456,802
Net realized and unrealized gain on investments and futures contracts			343,368
Change in net assets resulting from operations			$17,524,211

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended April 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,180,843	$19,787,610
Net realized gain (loss) on investments and futures contracts	(5,637,207)	7,302,809
Net change in unrealized appreciation/depreciation of investments and futures contracts	5,980,575	(1,561,500)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,524,211	25,528,919
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,965,802)	(15,303,601)
Service Shares	(5,158,072)	(4,457,946)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(2,756,937)	—
Service Shares	(1,663,604)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,544,415)	(19,761,547)
Share Transactions:
Proceeds from sale of shares	221,054,275	144,116,882
Net asset value of shares issued to shareholders in payment of distributions declared	16,919,177	14,937,358
Cost of shares redeemed	(173,344,881)	(296,680,666)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	64,628,571	(137,626,426)
Change in net assets	60,608,367	(131,859,054)
Net Assets:
Beginning of period	372,499,537	504,358,591
End of period (including undistributed net investment income of $86,099 and $29,130, respectively)	$433,107,904	$372,499,537

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2012

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended April 30, 2012, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Institutional Shares	$1,961	$(1,961)
Service Shares	942	—
TOTAL	$2,903	$(1,961)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $10,175,120 and $51,177,620, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$907,755*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(8,665,938)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$456,802

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,724,138
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999-9/29/1999	$1,138,408	$1,323,133

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,256,280	$93,356,026	11,155,347	$112,754,571
Shares issued to shareholders in payment of distributions declared	1,070,992	10,716,834	1,084,061	10,992,759
Shares redeemed	(13,933,950)	(140,553,866)	(16,076,448)	(162,828,285)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,606,678)	$(36,481,006)	(3,837,040)	$(39,080,955)
Year Ended April 30	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,731,350	$127,698,249	3,104,195	$31,362,311
Shares issued to shareholders in payment of distributions declared	622,159	6,202,343	389,626	3,944,599
Shares redeemed	(3,266,205)	(32,791,015)	(13,375,507)	(133,852,381)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	10,087,304	$101,109,577	(9,881,686)	$(98,545,471)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,480,626	$64,628,571	(13,718,726)	$(137,626,426)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2012 and 2011, was as follows:

	2012	2011
Ordinary income	$17,123,874	$19,761,547
Long-term capital gains	$4,420,541	—

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As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$86,099
Net unrealized appreciation	$29,956,152
Capital loss carryforwards and deferrals	$(5,180,405)

At April 30, 2012, the cost of investments for federal tax purposes was $397,142,686. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $29,956,152. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,982,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,026,381.

At April 30, 2012, the Fund had a capital loss carryforward of $4,137,593 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.

The following schedule summarizes the Fund's capital loss carryforwards:

Short-Term	Long-Term	Total
$2,175,743	$1,961,850	$4,137,593

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of the year ended April 30, 2012, for federal income tax purposes, post October losses of $1,042,812 were deferred to May 1, 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2012, the Adviser voluntarily waived $697,787 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,610 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$311,817	$(311,817)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$129,560	$(129,560)
Service Shares	310,376	(1,540)
TOTAL	$439,936	$(131,100)
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For the year ended April 30, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2012, the Adviser reimbursed $24,138. Transactions involving the affiliated holding during the year ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2011	761,891
Purchases/Additions	178,677,072
Sales/Reductions	168,835,413
Balance of Shares Held 4/30/2012	10,603,550
Value	$10,603,550
Dividend Income	$40,206

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2012, were as follows:

Purchases	$89,762,612
Sales	$39,697,316
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the year ended April 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the year ended April 30, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION

For the year ended April 30, 2012, the amount of long-term capital gains designated by the Fund was $4,420,541.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 25, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,036.00	$2.83
Service Shares	$1,000	$1,034.70	$4.10
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.08	$2.82
Service Shares	$1,000	$1,020.84	$4.07
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Service Shares	0.81%

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract – May 2011

federated intermediate corporate bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Annual Shareholder Report

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services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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47

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
48

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C407
CUSIP 31420C506

G00715-02 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service*	FSISX
Y	FSTYX

*formerly, Institutional Service Shares

Federated Short-Term Income Fund

Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2011 through April 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended April 30, 2012, was 1.79% for Class A Shares, 2.38% for Institutional Shares, 2.19% for Service Shares and 2.55% for Class Y Shares. The total return of the Fund's blended benchmark, the 0-3 Year Composite Index (0-3C)1 was 1.95% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the 0-3C.

For purposes of the following, the discussion will focus on the performance of the Fund's Class Y shares. The 2.55% return consisted of 2.43% of taxable dividends and 0.12% of appreciation in the net asset value of the shares.

During the reporting period, the most significant factors affecting the Fund's performance relative to the 0-3C were: (1) duration2 and yield curve positioning; (2) sector allocation; and (3) security selection. The use of derivative strategies did not materially contribute positively or negatively to the Fund's return during the reporting period.

MARKET OVERVIEW

During the reporting period, there was a continued low interest rate environment at the short-end of the U.S. yield curve. General spread tightening in domestic risk assets reflected continuing gradual improvement in U.S. economic statistics. Weakness in Europe during the middle part of the reporting period spilled over to all risk assets, which tempered returns somewhat, though credit markets did stage a recovery into the end of the fiscal year.

Duration/Yield curve

Fund duration was generally maintained at a level slightly lower than that of the 0-3C over the reporting period. The decision was partly due to the fact that while short-term interest rates were already very low, the Federal Reserve (the “Fed”) appeared intent on maintaining that low level for an extended period.3 On the other hand, any resurgence in inflation might force the Fed to change its thinking, a fact which would be recognized by the marketplace well in advance of any actual change in policy, and might cause a quick spike in short-term rates. It was, therefore, decided to maintain a slightly defensive interest rate stance given the possible outcome noted above. Despite the slight underweight, interest rate positioning actually had a positive effect on the Fund's performance because interest rates fell more at the longer end of the Fund's investable yield curve (around the five-year point) than at the shorter-end. This meant that certain longer dated securities were able to generate a bit more capital appreciation, which added to the Fund's return.

Annual Shareholder Report

sector ALLOCATION

The Fund made no wholesale changes in sector allocation during the reporting period. Both “credit-sensitive” sectors of the Fund, i.e., the corporate debt and structured credit allocations, were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted during the reporting period. The underweight to mortgage securities was also maintained for the duration of the period, but the allocation was gradually increased over the course of the reporting period, particularly in “credit” mortgage positions like commercial mortgage-backed securities (CMBS) and prime U.K. residential MBS.4 The underweight in Treasuries helped performance relative to the 0-3C, though overall the additional yield offered by spread sectors was nearly (but not totally) negated by the spread widening experienced during the second half of the calendar year 2011.

SECURITY SELECTION

Specific bonds in the Fund's allocation to CMBS added to the performance of the Fund relative to the 0-3C. While the overall allocation was small (never exceeding 5% of Fund assets), CMBS added more than 100% of security selection alpha for the reporting period. The other specific exposure that added alpha was the Fund's allocation (approximately two percent over the reporting period) to emerging markets.5 No other single security either added or detracted more than four basis points to or from Fund performance relative to the 0-3C. Other significant Fund exposures either added no material alpha or were alpha detractors.

1	The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the composite index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Short-Term Income Fund (the “Fund”) from August 26, 2004 (start of performance) to April 30, 2012, for Class A Shares and Class Y Shares and from April 30, 2002 to April 30, 2012, for Institutional Shares and Service Shares, compared to the Bank of America Merrill Lynch 1-3 Year Short-Term Corporate Index (BAML1-3STC),2 the Barclays 1-3 Year Government/Credit Index (B1-3GCI),3 the 0-3 Year Composite Index (0-3C)4 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).5

Average Annual Total Returns for the Period Ended 4/30/2012

(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)

Share Class	1 Year	5 Years	10 Years	Start of Performance*
Class A Shares	0.74%	3.05%	N/A	3.02%
Institutional Shares	2.38%	3.84%	3.40%	N/A
Service Shares	2.19%	3.65%	3.20%	N/A
Class Y Shares	2.55%	4.01%	N/A	3.92%
*	The Fund's Class A Shares and Class Y Shares start of performance date was August 26, 2004.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 INVESTMENT – CLASS A SHARES

  Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).

Growth of a $10,000 INVESTMENT – INSTITUTIONAL SHARES

Growth of a $10,000 INVESTMENT – SERVICE SHARES

Annual Shareholder Report

Growth of a $100,000 INVESTMENT – CLASS Y SHARES

1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML1-3STC, B1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BAML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's investment adviser has elected to change the Fund's broad-based securities market index to the B1-3GCI from the BAML1-3STC. The B1-3GCI is more representative of the securities in which the Fund invests. The B1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Corporate Index (30% weighting in the Composite Index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
5	The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	36.5%
Corporate Debt Securities	34.1%
Mortgage-Backed Securities[3]	17.9%
U.S. Treasury and Agency Securities[4]	3.8%
Floating Rate Loans	1.9%
Foreign Debt Securities	1.2%
Trade Finance Agreements	0.4%
Securities Lending Collateral[5]	1.1%
Derivative Contracts[6,7]	(0.0)%
Cash Equivalents[8]	5.4%
Other Assets and Liabilities — Net[9]	(2.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents cash collateral received from portfolio securities on loan which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Represents less than 0.1%.
7	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

April 30, 2012

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.5%
		Federal Home Loan Mortgage Corporation – 0.1%
$22,321	[1]	FHLMC ARM 390260, 2.515%, 10/01/2030	22,919
48,383	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	52,510
10,061	[1]	FHLMC ARM 420196, 5.313%, 11/01/2030	10,919
31,161	[1]	FHLMC ARM 606116, 2.140%, 9/1/2019	31,796
840,868	[1]	FHLMC ARM 780443, 2.160%, 3/01/2033	879,889
36,400	[1]	FHLMC ARM 785167, 2.168%, 12/01/2018	37,070
		TOTAL	1,035,103
		Federal National Mortgage Association – 0.4%
43,623	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	47,345
684,331	[1]	FNMA ARM 544843, 3.015%, 10/01/2027	720,834
479,554	[1]	FNMA ARM 544852, 3.051%, 4/01/2028	505,874
692,443	[1]	FNMA ARM 544884, 3.028%, 5/01/2034	733,099
1,019,742	[1]	FNMA ARM 556379, 1.558%, 5/01/2040	1,026,883
281,109	[1]	FNMA ARM 556388, 1.558%, 5/01/2040	283,087
1,636,400	[1]	FNMA ARM 618128, 2.474%, 8/01/2033	1,695,231
		TOTAL	5,012,353
		Government National Mortgage Association – 0.0%
17,461	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	17,876
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,911,163)	6,065,332
		Asset-Backed Securities – 36.5%
		Auto Receivables – 17.3%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 1.990%, 1/15/2015	5,040,283
3,000,000	[1]	Ally Master Owner Trust 2011-3 A1, Class A1, 0.870%, 5/15/2016	3,004,339
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,004,831
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,840,082
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,063,825
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,581,337
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	543,557
739,691		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	740,945
Annual Shareholder Report

Principal Amount or Shares			Value
$5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,087,925
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,699,750
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,025,550
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,140,075
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.390%, 9/15/2014	2,009,158
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,006,608
449,395	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	450,619
13,000,000		Bank of American Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,090,675
6,375,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	6,391,112
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,512,289
1,503,699	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	1,510,819
9,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	8,995,095
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,513,877
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,049,278
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,083,062
64,341	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	64,428
5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,034,410
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	10,271,550
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,015,980
5,600,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,658,492
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,214,950
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 3.50%, 5/15/2018	6,014,610
6,000,000	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.240%, 9/20/2016	5,898,618
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,066,453
9,000,000	[1,2,3]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	9,055,665
369,303		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	371,634
8,000,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,019,542
Annual Shareholder Report

Principal Amount or Shares			Value
$3,500,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-B, Class B, 2.60%, 4/20/2015	3,510,863
5,000,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.239%, 10/26/2015	5,105,179
8,120,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2011-1, Class C, 2.739%, 10/25/2016	8,248,759
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	2,019,190
2,250,000	[1,2,3]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.390%, 1/15/2015	2,265,958
3,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.57%, 11/20/2017	3,000,285
1,453,647	[1,2,3]	SMART Series 2011-1US Trust, Class A2B, 0.990%, 4/14/2013	1,453,684
5,092,519	[1,2,3]	SMART Series 2011-2US Trust, Class A2B, 0.992%, 11/14/2013	5,100,644
3,500,000	[1,2,3,5]	SMART Series 2012-1US Trust, Class A3B, 1.140%, 5/14/2016	3,500,350
1,389,772		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	1,409,098
242,488		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	242,875
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.920%, 9/20/2016	5,535,072
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,065,060
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,061,940
		TOTAL	238,590,380
		Credit Card – 7.9%
4,990,000	[1,2,3]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.940%, 7/15/2015	4,994,818
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.520%, 8/15/2013	5,998,085
10,000,000	[1]	Bank of America Credit Card Trust 2006-C5, Class C5, 0.640%, 1/15/2016	9,906,692
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,013,033
3,799,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	3,931,563
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.861%, 11/7/2014	2,600,745
7,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	7,054,518
10,000,000	[1]	Citibank Credit Card Issuance Trust, Class 2005-C3, Class C3, 0.650%, 7/15/2014	9,996,199
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.990%, 8/15/2018	13,404,806
7,000,000	[1,2,3,5]	Golden Credit Card Trust, 2011-2, Class A, 0.640%, 10/15/2015	7,002,188
8,000,000	[1,2,3,5]	Gracechurch Card PLC 2010-1A, Class A, 0.840%, 11/15/2014	8,010,800
8,000,000	[1,2,3]	Gracechurch Card PLC 2011-5A, Class A, 0.790%, 4/15/2015	7,999,008
Annual Shareholder Report

Principal Amount or Shares			Value
$6,000,000	[1]	MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.590%, 10/15/2014	6,004,871
2,000,000	[1]	MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.660%, 7/15/2015	1,993,143
10,000,000	[1,2,3]	Penarth Master Issuer PLC, Class A1, 0.810%, 3/18/2014	10,001,500
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC, 2011-1, Class A, 0.990%, 9/15/2016	7,032,718
		TOTAL	107,944,687
		Equipment Lease – 4.2%
1,269,574	[2,3]	CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	1,276,754
3,000,000	[5]	CIT Equipment Collateral 2012-VT1, Class A3, 1.43%, 8/22/2016	3,000,000
4,000,000	[5]	CIT Equipment Collateral 2012-VT1, Class B, 2.29%, 8/22/2016	4,000,000
10,422,228	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.420%, 8/18/2021	9,859,546
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,080,299
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,510,902
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.810%, 2/20/2017	6,017,386
3,414,157	[2,3]	GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 7/14/2014	3,412,808
5,420,993		GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/2013	5,425,899
782,043	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	784,085
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,067,253
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,538,791
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,176,887
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,015,108
2,800,000	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	2,802,142
2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,516,863
		TOTAL	57,484,723
		Home Equity Loan – 0.9%
6,398	[2,3,5]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	5,391
795,269	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.599%, 7/25/2035	725,075
606,726	[1]	Carrington Mortgage Loan Trust, Class A2, 0.339%, 5/25/2036	599,586
17,521	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.720%, 1/15/2028	12,029
Annual Shareholder Report

Principal Amount or Shares			Value
$76,273	[1]	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.499%, 11/25/2036	60,537
627,171	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.609%, 3/25/2034	622,675
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,767,257
947,934	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.259%, 11/25/2034	804,928
328,248	[2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	39,176
47,200		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	47,139
634,117	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	609,778
147,739	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.569%, 3/25/2034	132,546
3,291,347	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,109,863
423,762		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	429,444
1,149,697	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.359%, 1/25/2037	1,150,705
379,309	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.409%, 2/25/2036	367,238
1,292,254	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.389%, 5/25/2036	1,290,321
		TOTAL	11,773,688
		Manufactured Housing – 0.0%
313,722		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	322,710
		Other – 6.2%
4,426,292	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.501%, 6/14/2037	3,891,264
4,249,140	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.501%, 5/10/2032	3,978,257
4,556,898	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.266%, 2/25/2043	4,559,737
2,000,000	[1,2,3]	CNH Wholesale Master Note Trust, Class A, 1.040%, 12/15/2015	2,002,669
1,500,000	[1,2,3]	CNH Wholesale Master Note Trust, Class B, 1.890%, 12/15/2015	1,500,241
4,669,370	[1]	Educational Funding of the South, Inc. 2011-1, Class A1, 1.016%, 10/25/2021	4,672,018
11,500,000	[2,3]	Enterprise Fleet Financing, LLC 2012-1, Class A2, 1.14%, 11/20/2017	11,498,850
386,070	[1]	Keycorp Student Loan Trust, Series 2005-A, Class 2A2, 0.603%, 3/27/2024	384,721
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.410%, 10/25/2025	4,862,650
2,000,000	[1,2,3]	PFS Financing Corp. 2012-AA, Class A, 1.440%, 2/15/2016	2,002,038
Annual Shareholder Report

Principal Amount or Shares			Value
$972,458	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.524%, 9/15/2020	971,319
3,037,262	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.890%, 12/15/2017	3,045,552
4,629,783	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.839%, 11/25/2027	4,619,414
4,075,973	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.240%, 10/15/2024	4,077,933
1,855,421	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.640%, 8/15/2025	1,860,364
8,000,000	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.340%, 1/18/2022	8,018,142
4,193,682	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	4,359,646
2,749,108	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,807,958
2,859,679	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,930,394
3,842,032	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	3,862,489
10,000,000	[2]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.25%, 4/15/2027	10,004,999
		TOTAL	85,910,655
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $500,415,367)	502,026,843
		Collateralized Mortgage Obligations – 13.8%
		Commercial Mortgage – 3.3%
6,035,000		Bank of America Commercial Mortgage, Inc., Class A3, 5.449%, 1/15/2049	6,374,344
720,155		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	719,328
3,878,302	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	4,049,946
2,462,013	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	2,468,329
6,341,763	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,775,006
241,873		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	5,001
4,087,389	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	4,356,766
5,289,751	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,610,939
5,000,000		JP Morgan Chase Commercial Mortgage Securities 2012-C6, Class A1, 1.031%, 5/15/2045	5,004,765
2,394,866	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,441,121
537,310	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.817%, 6/11/2042	538,513
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,774,481
		TOTAL	46,118,539
		Federal Home Loan Mortgage Corporation – 1.6%
2,419		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	2,587
Annual Shareholder Report

Principal Amount or Shares			Value
$16,233		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	16,665
46,506		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	49,359
66,161		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	74,336
54,273		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	58,478
499,602	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.590%, 2/15/2018	500,996
86,380		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	88,920
169,189		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	175,366
175,092		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	186,355
229,454		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	248,643
3,746,854	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.540%, 2/15/2036	3,732,355
576,790	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.700%, 2/15/2034	577,796
2,982,832	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.640%, 7/15/2036	2,981,866
1,386,788	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.990%, 7/15/2036	1,400,492
9,259,060		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	9,658,033
2,060,968	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.150%, 7/15/2037	2,095,374
212,533	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	237,003
		TOTAL	22,084,624
		Federal National Mortgage Association – 3.0%
100,728		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	118,607
3,022		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	3,471
71,274		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	80,567
66,981	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	79,460
4,770	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	4,921
19,065		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	21,248
Annual Shareholder Report

Principal Amount or Shares			Value
$13,167		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	13,329
458,684		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	516,828
36,549		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	39,232
196,055	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.739%, 9/25/2032	197,191
63,619		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	67,136
19,227	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.589%, 9/25/2032	19,232
107,529		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	110,864
1,464,901	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.669%, 6/25/2036	1,466,691
7,279,525	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.689%, 7/25/2037	7,299,886
1,373,553	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.239%, 6/25/2037	1,400,951
1,741,020	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.039%, 5/25/2039	1,756,590
475,904	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.739%, 8/25/2039	477,408
1,875,529	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.089%, 4/25/2037	1,903,746
3,895,573	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.779%, 7/25/2037	3,911,483
12,516,049	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.689%, 3/25/2041	12,518,167
9,263,017	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.639%, 2/25/2042	9,261,538
1,693		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	1,690
127,495		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	141,047
109,735		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	125,179
		TOTAL	41,536,462
		Government Agency – 0.4%
3,085,100		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	3,138,246
Annual Shareholder Report

Principal Amount or Shares			Value
$1,718,870	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.691%, 1/8/2020	1,723,100
		TOTAL	4,861,346
		Non-Agency Mortgage – 5.5%
336,538	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	344,965
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-2A, Class 1A1, 1.895%, 5/17/2060	5,014,313
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.215%, 5/17/2060	5,067,988
3,632,514	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.693%, 11/19/2047	3,634,649
26,525	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.015%, 3/25/2033	23,172
151,625	[1,2,5]	C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	49,847
495,292	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	474,021
71,191		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	74,588
14,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.866%, 10/18/2054	14,079,216
92,248	[1,2,5]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	64,804
6,000,000	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.867%, 10/15/2054	6,024,901
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.817%, 10/15/2054	4,011,885
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1A, Class A2, 2.117%, 10/15/2054	4,016,972
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.509%, 2/25/2037	234,073
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.967%, 7/15/2042	4,016,772
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.617%, 7/15/2042	4,753,350
375,518	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.317%, 9/25/2034	316,448
144,560		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	152,005
20,819	[2,5]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.081%, 1/28/2027	17,628
1,024,581	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	1,026,171
4,711,862	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	4,751,055
4,082,152	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	4,168,901
1,656,718	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,659,459
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.866%, 1/21/2055	9,034,342
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 2.016%, 1/21/2055	1,006,747
395,150		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	456,106
1,033,921	[1]	Washington Mutual 2006-AR15, Class 1A, 0.999%, 11/25/2046	600,848
1,063,516	[1]	Washington Mutual 2006-AR17, Class 1A, 0.979%, 12/25/2046	623,544
Annual Shareholder Report

Principal Amount or Shares			Value
$96,436	[1]	Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 2.696%, 7/25/2034	93,282
		TOTAL	75,792,052
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $191,163,861)	190,393,023
		Corporate Bonds – 31.5%
		Basic Industry - Chemicals – 0.9%
5,000,000		Dow Chemical Co., Sr. Unsecd. Note, 5.90%, 2/15/2015	5,615,382
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	430,479
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,583,948
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,070,983
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,040,120
		TOTAL	11,740,912
		Basic Industry - Metals & Mining – 2.2%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,809,507
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,024,051
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,142,341
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,036,224
2,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.00%, 2/15/2015	2,296,200
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,141,194
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,127,090
7,000,000	[2,3]	Xstrata Finance Canada Ltd., Series 144A, 2.85%, 11/10/2014	7,135,496
		TOTAL	30,712,103
		Capital Goods - Aerospace & Defense – 0.4%
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,616,860
1,500,000		Raytheon Co., Sr. Unsecd. Note, 1.40%, 12/15/2014	1,529,611
		TOTAL	5,146,471
		Capital Goods - Diversified Manufacturing – 0.6%
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, Series MTN, 0.677%, 11/1/2012	2,501,815
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,059,550
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,150,878
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,069,726
		TOTAL	7,781,969
Annual Shareholder Report

Principal Amount or Shares			Value
		Communications - Media & Cable – 1.1%
$1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,153,247
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,788,053
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,495,839
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,016,076
		TOTAL	15,453,215
		Communications - Media Noncable – 0.1%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,594,962
		Communications - Telecom Wireless – 0.9%
7,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	7,826,326
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,145,014
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,118,120
		TOTAL	12,089,460
		Communications - Telecom Wirelines – 0.9%
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,855,643
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,103,781
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,620,938
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,036,308
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,017,847
		TOTAL	12,634,517
		Consumer Cyclical - Automotive – 1.8%
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, Series 144A, 1.083%, 3/28/2014	5,936,776
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,354,765
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,165,328
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	2,026,817
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,733,739
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,045,252
		TOTAL	24,262,677
		Consumer Cyclical - Entertainment – 0.4%
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,042,834
		Consumer Cyclical - Retailers – 0.1%
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	685,388
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,042,502
		TOTAL	1,727,890
Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical - Services – 0.1%
$2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,014,432
		Consumer Non-Cyclical - Food/Beverage – 2.2%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,113,323
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,557,746
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,116,349
3,920,000		Coca-Cola Enterprises, Inc., 7.375%, 3/3/2014	4,386,810
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	708,530
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,528,187
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,548,190
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,311,724
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,503,504
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,128,348
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,353,972
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,322,576
		TOTAL	30,579,259
		Consumer Non-Cyclical - Health Care – 0.2%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	538,375
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	739,364
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,018,595
		TOTAL	2,296,334
		Consumer Non-Cyclical - Pharmaceuticals – 0.4%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,602,588
4,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	4,005,503
		TOTAL	5,608,091
		Consumer Non-Cyclical - Products – 0.1%
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	974,416
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,000,208
		TOTAL	1,974,624
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,218,329
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	704,658
		TOTAL	1,922,987
		Consumer Non-Cyclical - Tobacco – 0.3%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,394,913
Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,227,247
		TOTAL	3,622,160
		Credit Card – 0.5%
4,500,000	[1]	BA Credit Card Trust, Series B4, 5.45%, 9/18/2013	7,410,601
		Energy - Independent – 0.3%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,620,047
		Energy - Integrated – 2.7%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,315,941
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,910,501
10,000,000		Hess Corp., 7.00%, 2/15/2014	11,040,269
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,012,847
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,962,976
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,580,000
2,500,000	[1]	Shell International Finance B.V., Company Guarantee, 0.824%, 6/22/2012	2,501,520
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,203,352
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,111,287
		TOTAL	37,638,693
		Energy - Oil Field Services – 0.4%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,338,263
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note — Sr. Note, Series 144A, 1.024%, 9/12/2014	1,999,210
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,013,686
		TOTAL	5,351,159
		Financial Institution - Banking – 5.0%
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,279,742
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	7,035,448
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,036,162
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,039,498
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	5,802,872
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	2,518,192
5,600,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	5,870,946
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,086,695
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,043,748
Annual Shareholder Report

Principal Amount or Shares			Value
$5,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	5,246,193
2,000,000		JPMorgan Chase & Co., 5.375%, 10/1/2012	2,039,658
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note — Sr. Note, Series MTN, 1.224%, 5/2/2014	3,003,177
3,000,000	[1]	Morgan Stanley, Floating Rate Note — Sr. Note, 2.066%, 1/24/2014	2,910,769
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,997,028
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	2,646,830
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, Series 144A, 5.25%, 11/30/2012	2,031,929
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,075,373
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,091,294
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,141,189
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,140,708
1,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	1,014,906
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,379,513
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,160,801
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, Series 144A, 2.625%, 1/28/2013	2,535,556
		TOTAL	69,128,227
		Financial Institution - Brokerage – 0.3%
1,750,000	[1]	BlackRock, Inc., Floating Rate Note — Sr. Note, 0.792%, 5/24/2013	1,754,858
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,780,475
		TOTAL	4,535,333
		Financial Institution - Finance Noncaptive – 2.1%
1,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	1,080,808
1,250,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,311,634
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,027,421
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.319%, 1/7/2014	3,019,630
6,000,000	[1]	General Electric Capital Corp., Floating Rate Note — Sr. Note, Series MTN, 1.166%, 4/24/2014	6,020,930
4,000,000		General Electric Capital Corp., Series MTNA, 6.00%, 6/15/2012	4,026,127
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTNA, 5.45%, 1/15/2013	1,293,340
1,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,002,125
1,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,001,250
4,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	4,067,500
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,149,091
		TOTAL	28,999,856
Annual Shareholder Report

Principal Amount or Shares			Value
		Financial Institution - Insurance - Health – 0.2%
$1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,777,020
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.377%, 7/15/2027	722,500
		TOTAL	2,499,520
		Financial Institution - Insurance - Life – 1.2%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,664,794
4,000,000	[1]	MetLife, Inc., Floating Rate Note — Sr. Note, 1.781%, 8/6/2013	4,043,123
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, Series 144A, 0.728%, 4/4/2014	1,997,783
5,500,000	[2,3]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 1.85%, 12/13/2013	5,608,302
1,000,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	1,026,961
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 3.625%, 9/17/2012	808,719
		TOTAL	17,149,682
		Financial Institution - Insurance - P&C – 0.6%
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, 1.203%, 8/15/2014	2,023,659
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	5,107,326
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,106,460
		TOTAL	8,237,445
		Financial Institution - REITs – 0.8%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,859,732
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,295,166
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,428,755
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,083,981
		TOTAL	10,667,634
		Technology – 2.1%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.724%, 3/14/2014	7,894,818
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,293,021
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,001,820
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,219,465
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,181,476
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,017,344
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,031,808
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,296,571
		TOTAL	28,936,323
Annual Shareholder Report

Principal Amount or Shares			Value
		Transportation - Services – 0.3%
$3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 5.80%, 10/15/2012	3,575,310
		Utility - Diversified – 0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,179,492
		Utility - Electric – 1.7%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,042,792
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,072,060
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	508,319
1,000,000	[2,3]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	1,070,314
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,008,096
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,164,037
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,508,747
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,259,355
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,115,464
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,422,098
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,199,644
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,526,050
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,009,816
		TOTAL	22,906,792
		Utility - Natural Gas Distributor – 0.2%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,887,923
		Utility - Natural Gas Pipelines – 0.1%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,091,883
		TOTAL CORPORATE BONDS (IDENTIFIED COST $425,978,804)	433,020,817
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
21,330		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	24,084
25,581		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	29,040
93,714		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	101,293
465		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	465
18,626		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	20,123
		TOTAL	175,005
Annual Shareholder Report

Principal Amount or Shares			Value
		Federal National Mortgage Association – 0.0%
$34,287		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	36,465
11,595		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	12,224
15,111		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	16,499
83,875		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	94,982
		TOTAL	160,170
		Government National Mortgage Association – 0.0%
56,868		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	65,488
9,773		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	11,506
328		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	328
		TOTAL	77,322
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $382,479)	412,497
		U.S. Treasury – 3.8%
15,000,000	[6]	United States Treasury Note, 1.00%, 3/31/2017	15,147,119
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,420,495
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,304,488
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	21,248,210
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,324,779)	52,120,312
		MUTUAL FUNDS – 14.4%[7]
984,018		Emerging Markets Fixed Income Core Fund	31,063,227
2,734,371		Federated Bank Loan Core Fund	27,781,212
4,685,117		Federated Mortgage Core Portfolio	47,928,750
63,190,135	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	63,190,135
600,628		Federated Project and Trade Finance Core Fund	5,868,138
3,475,675		High Yield Bond Portfolio	22,939,456
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $196,176,807)	198,770,918
Annual Shareholder Report

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT – 1.1%
$15,470,000	Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137 (purchased with proceeds from securities lending collateral). (AT COST)	15,470,000
	TOTAL INVESTMENTS — 101.6% (IDENTIFIED COST $1,385,823,260)[9]	1,398,279,742
	OTHER ASSETS AND LIABILITIES - NET — (1.6)%[10]	(21,445,908)
	TOTAL NET ASSETS — 100%	$1,376,833,834

At April 30, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/17/2012	245,250 Pound Sterling	$378,102	$(19,571)
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(372,551)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(392,122)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $454,353,719, which represented 33.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $444,177,265, which represented 32.3% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
7	Affiliated holdings.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $1,384,796,344.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$6,065,332	$ —	$6,065,332
Asset-Backed Securities	—	476,468,938	25,557,905[2]	502,026,843
Collateralized Mortgage Obligations	—	190,260,744	132,279[2]	190,393,023
Corporate Bonds	—	433,020,817	—	433,020,817
Mortgage-Backed Securities	—	412,497	—	412,497
U.S. Treasury	—	52,120,312	—	52,120,312
Mutual Funds	192,902,780	5,868,138	—	198,770,918
Repurchase Agreement	—	15,470,000	—	15,470,000
TOTAL SECURITIES	$192,902,780	$1,179,686,778	$25,690,184	$1,398,279,742
OTHER FINANCIAL INSTRUMENTS[3]	$ —	$(392,122)	$ —	$(392,122)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $10,971 of asset-backed securities and $155,970 of collateralized mortgage obligations securities transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.

Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Asset-Backed Securities	Investments in Collateralized Mortgage Obligations
Balance as of May 1, 2011	$43,027	$ —
Realized gain (loss)	(1,516,096)	3,137
Change in unrealized appreciation (depreciation)	1,516,358	19,758
Purchases	25,510,366	57,598
(Sales)	(6,721)	(104,184)
Transfers into Level 3	10,971	155,970
Balance as of April 30, 2012	$25,557,905	$132,279
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2012.	$259	$19,758

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.64	$8.56	$8.11	$8.29	$8.41
Income From Investment Operations:
Net investment income	0.15[1]	0.15	0.20	0.28	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.00[2]	0.07	0.45	(0.17)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.22	0.65	0.11	0.21
Less Distributions:
Distributions from net investment income	(0.14)	(0.14)	(0.20)	(0.29)	(0.33)
Net Asset Value, End of Period	$8.65	$8.64	$8.56	$8.11	$8.29
Total Return[3]	1.79%	2.61%	8.04%	1.40%	2.53%
Ratios to Average Net Assets:
Net expenses	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.70%	1.75%	2.36%	3.50%	3.94%
Expense waiver/reimbursement[4]	0.23%	0.25%	0.26%	0.34%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,880	$100,026	$94,070	$45,999	$45,005
Portfolio turnover	32%	30%	38%	53%	45%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.64	$8.56	$8.11	$8.29	$8.41
Income From Investment Operations:
Net investment income	0.20[1]	0.20	0.25	0.33	0.38
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.00[2]	0.07	0.45	(0.17)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.27	0.70	0.16	0.26
Less Distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.25)	(0.34)	(0.38)
Net Asset Value, End of Period	$8.65	$8.64	$8.56	$8.11	$8.29
Total Return[3]	2.38%	3.20%	8.67%	1.99%	3.12%[4]
Ratios to Average Net Assets:
Net expenses	0.52%	0.52%	0.51%	0.52%	0.52%
Net investment income	2.27%	2.33%	2.94%	4.09%	4.51%
Expense waiver/reimbursement[5]	0.22%	0.24%	0.25%	0.33%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$502,109	$474,795	$402,259	$176,546	$175,985
Portfolio turnover	32%	30%	38%	53%	45%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.64	$8.56	$8.11	$8.29	$8.41
Income From Investment Operations:
Net investment income	0.18[1]	0.18	0.23	0.32	0.36
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	0.08	0.45	(0.18)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.26	0.68	0.14	0.24
Less Distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.23)	(0.32)	(0.36)
Net Asset Value, End of Period	$8.65	$8.64	$8.56	$8.11	$8.29
Total Return[2]	2.19%	3.01%	8.46%	1.80%	2.92%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.06%	2.14%	2.75%	3.88%	4.32%
Expense waiver/reimbursement[3]	0.27%	0.29%	0.30%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$544,565	$314,236	$266,638	$63,342	$23,430
Portfolio turnover	32%	30%	38%	53%	45%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class Y Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.64	$8.56	$8.11	$8.29	$8.41
Income From Investment Operations:
Net investment income	0.21[1]	0.21	0.26	0.34	0.39
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	0.08	0.45	(0.17)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.29	0.71	0.17	0.27
Less Distributions:
Distributions from net investment income	(0.21)	(0.21)	(0.26)	(0.35)	(0.39)
Net Asset Value, End of Period	$8.65	$8.64	$8.56	$8.11	$8.29
Total Return[2]	2.55%	3.37%	8.84%	2.16%	3.28%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.44%	2.50%	3.04%	4.26%	4.67%
Expense waiver/reimbursement[3]	0.22%	0.24%	0.25%	0.33%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$199,281	$263,115	$114,145	$12,062	12,772
Portfolio turnover	32%	30%	38%	53%	45%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2012

Assets:
Total investment in securities, at value including $15,147,119 of securities loaned and $198,770,918 of investments in affiliated holdings (Note 5) (identified cost $1,385,823,260)		$1,398,279,742
Income receivable		6,348,578
Receivable for investments sold		940,070
Receivable for shares sold		5,446,936
TOTAL ASSETS		1,411,015,326
Liabilities:
Payable for investments purchased	$13,496,489
Payable for shares redeemed	4,099,987
Unrealized depreciation on foreign exchange contracts	392,122
Bank overdraft	900
Payable for collateral due to broker for securities lending	15,470,000
Income distribution payable	315,900
Payable to adviser (Note 5)	400
Payable for distribution services fee (Note 5)	85,750
Payable for shareholder services fee (Note 5)	203,831
Accrued expenses	116,113
TOTAL LIABILITIES		34,181,492
Net assets for 159,206,740 shares outstanding		$1,376,833,834
Net Assets Consist of:
Paid-in capital		$1,374,762,437
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		12,071,889
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(10,846,432)
Undistributed net investment income		845,940
TOTAL NET ASSETS		$1,376,833,834
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($130,879,641 ÷ 15,134,222 shares outstanding), no par value, unlimited shares authorized	$8.65
Offering price per share (100/99.00 of $8.65)	$8.74
Redemption proceeds per share	$8.65
Institutional Shares:
Net asset value per share ($502,108,828 ÷ 58,061,413 shares outstanding), no par value, unlimited shares authorized	$8.65
Service Shares:
Net asset value per share ($544,564,667 ÷ 62,968,001 shares outstanding), no par value, unlimited shares authorized	$8.65
Class Y Shares:
Net asset value per share ($199,280,698 ÷ 23,043,104 shares outstanding), no par value, unlimited shares authorized	$8.65

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended April 30, 2012

Investment Income:
Interest (including income on securities loaned of $1,300)		$23,099,758
Dividends received from affiliated holdings (Note 5)		4,136,209
Investment income allocated from affiliated partnership (Note 5)		1,728,034
TOTAL INCOME		28,964,001
Expenses:
Investment adviser fee (Note 5)	$4,154,422
Administrative fee (Note 5)	810,450
Custodian fees	52,641
Transfer and dividend disbursing agent fees and expenses	529,378
Directors'/Trustees' fees	6,092
Auditing fees	23,500
Legal fees	5,985
Portfolio accounting fees	196,403
Distribution services fee (Note 5)	794,680
Shareholder services fee (Note 5)	1,493,896
Account administration fee (Note 2)	14,987
Share registration costs	126,572
Printing and postage	62,657
Insurance premiums	5,662
Miscellaneous	4,996
TOTAL EXPENSES	8,282,321
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,272,676)
Waiver of administrative fee	(20,071)
Waiver of distribution services fee	(90,135)
Reimbursement of shareholder services fee	(3,100)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,385,982)
Net expenses			$5,896,339
Net investment income			23,067,662
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $960,413 on sales of investments in affiliated holdings (Note 5))			2,453,139
Net realized gain on futures contracts			10,259
Net realized loss on swap contracts			(1,415,118)
Net realized gain (loss) on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(92,960)
Realized gain distribution from affiliated investment company shares (Note 5)			109,551
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			505,207
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			1,570,078
Change in net assets resulting from operations			$24,637,740

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended April 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,067,662	$22,744,001
Net realized gain on investments including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	1,064,871	5,275,314
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	505,207	3,161,256
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,637,740	31,180,571
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,843,191)	(1,739,248)
Institutional Shares	(11,285,932)	(9,546,999)
Service Shares	(3,101,268)	(6,382,969)
Class Y Shares	(6,348,466)	(3,993,104)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,578,857)	(21,662,320)
Share Transactions:
Proceeds from sale of shares	989,709,191	679,141,295
Net asset value of shares issued to shareholders in payment of distributions declared	17,230,342	17,778,596
Cost of shares redeemed	(784,335,724)	(431,378,190)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	222,603,809	265,541,701
Change in net assets	224,662,692	275,059,952
Net Assets:
Beginning of period	1,152,171,142	877,111,190
End of period (including undistributed net investment income of $845,940 and $657,384, respectively)	$1,376,833,834	$1,152,171,142

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

April 30, 2012

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase Annual Shareholder Report agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation- Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class Y Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended April 30, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Shares	$2,510
Service Shares	12,477
TOTAL	$14,987

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

At April 30, 2012, the Fund had no outstanding swap contracts.

Annual Shareholder Report

The average notional amount of Swap contracts held by the Fund throughout the period was $9,215,385. This is based on amounts held as of each month-end throughout the fiscal period.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

At April 30, 2012, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $116,039. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Annual Shareholder Report

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$15,147,119	$15,470,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	7/9/1999	$124,120	$49,847
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$92,853	$64,804
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$39,176
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.081%, 1/28/2027	2/4/1998 - 2/5/1998	$55,102	$17,628
Textainer Marine Containers Ltd. 2012-1A, Class A, 4.25%, 4/15/2027	4/10/2012	$9,998,755	$10,004,999
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$392,122

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$10,259	$ —	$10,259
Foreign exchange contracts	$ —	$ —	$1,405	$1,405
Credit contracts	$(1,415,118)	$ —	$ —	$(1,415,118)
TOTAL	$(1,415,118)	$10,259	$1,405	$(1,403,454)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(392,122)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,590,548	$91,324,505	7,691,519	$66,207,695
Shares issued to shareholders in payment of distributions declared	207,124	1,785,169	187,319	1,612,859
Shares redeemed	(7,241,662)	(62,359,055)	(7,294,314)	(62,771,178)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,556,010	$30,750,619	584,524	$5,049,376
Annual Shareholder Report

Year Ended April 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,376,676	$227,553,262	23,955,298	$206,042,343
Shares issued to shareholders in payment of distributions declared	1,060,037	9,138,935	910,833	7,842,181
Shares redeemed	(24,334,060)	(209,680,632)	(16,920,853)	(145,431,798)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,102,653	$27,011,565	7,945,278	$68,452,726
Year Ended April 30	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	58,698,542	$506,557,392	22,688,317	$195,222,430
Shares issued to shareholders in payment of distributions declared	309,572	2,671,510	719,717	6,197,214
Shares redeemed	(32,410,923)	(280,398,500)	(18,198,669)	(156,577,893)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	26,597,191	$228,830,402	5,209,365	$44,841,751
Year Ended April 30	2012		2011
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	19,046,946	$164,274,032	24,614,819	$211,668,827
Shares issued to shareholders in payment of distributions declared	421,614	3,634,728	246,847	2,126,342
Shares redeemed	(26,883,959)	(231,897,537)	(7,743,260)	(66,597,321)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(7,415,399)	$(63,988,777)	17,118,406	$147,197,848
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	25,840,455	$222,603,809	30,857,573	$265,541,701

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to expiration of capital loss carryforwards and differing treatments for foreign currency transactions, swap income, allocated investment income from partnerships and discount accretion/premium amortization on debt securities.

For the year ended April 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(9,595,607)	$(300,249)	$9,895,856

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2012 and 2011, was as follows:

	2012	2011
Ordinary income	$22,578,857	$21,662,320

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$845,940
Net unrealized appreciation	$13,490,927
Capital loss carryforwards and deferrals	$(12,265,470)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns, the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership basis adjustments.

At April 30, 2012, the cost of investments for federal tax purposes was $1,384,796,344. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and foreign currency commitments was $13,483,398. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,307,064 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,823,666.

At April 30, 2012, the Fund had a capital loss carryforward of $10,291,628 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2013	$5,495,264	N/A	$5,495,264
2014	$2,592,863	N/A	$2,592,863
2015	$801,392	N/A	$801,392
2016	$1,402,109	N/A	$1,402,109

The Fund used capital loss carryforwards of $2,785,493 to offset taxable capital gains realized during the year ended April 30, 2012. Additionally, capital loss carryforwards of $9,595,607 expired during the year ended April 30, 2012.

Under current tax regulations, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2012, for federal income tax purposes, post October losses of $1,973,842 were deferred to May 1, 2012.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2012, the Adviser voluntarily waived $2,212,947 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,071 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$558,069	$(11,611)
Service Shares	236,611	(78,524)
TOTAL	$794,680	$(90,135)
Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2012, FSC retained $427,097 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2012, FSC retained $1,151 in sales charges from the sale of Class A Shares. FSC also retained $7,503 of CDSC relating to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$279,034	$ —
Institutional Shares	833,334	—
Service Shares	381,528	(3,100)
TOTAL	$1,493,896	$(3,100)

For the year ended April 30, 2012, FSSC received $60,226 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 0.52%, 0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2012, the Adviser reimbursed $59,729. Transactions involving the affiliated holdings during the year ended April 30, 2012, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2011	863,317	1,844,026	3,568,723	83,273,221	1,065,807	2,830,423	93,445,517
Purchases/ Additions	256,832	890,345	1,116,394	631,160,670	34,821	1,440,165	634,899,227
Sales/ Reductions	136,131	—	—	651,243,756	500,000	794,913	652,674,800
Balance of Shares Held 4/30/2012	984,018	2,734,371	4,685,117	63,190,135	600,628	3,475,675	75,669,944
Value	$31,063,227	$27,781,212	$47,928,750	$63,190,135	$5,868,138	$22,939,456	$198,770,918
Dividend Income/ Allocated Investment Income	$1,728,034	$908,206	$1,385,591	$91,638	$324,194	$1,426,580	$5,864,243
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$(92,960)	$88,129	$ —	$ —	$21,422	$ —	$16,591

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2012, were as follows:

Purchases	$614,296,020
Sales	$290,183,588

Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the year ended April 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the year ended April 30, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 25, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.40	$5.45
Institutional Shares	$1,000	$1,014.30	$2.60
Service Shares	$1,000	$1,013.40	$3.50
Class Y Shares	$1,000	$1,015.10	$1.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.44	$5.47
Institutional Shares	$1,000	$1,022.28	$2.61
Service Shares	$1,000	$1,021.38	$3.52
Class Y Shares	$1,000	$1,023.12	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.09%
Institutional Shares	0.52%
Service Shares	0.70%
Class Y Shares	0.35%
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the Pennsylvania State University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated short-term income fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787

32957 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $250,000

Fiscal year ended 2011 - $208,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $218

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $7,452 and $2,387 respectively. Fiscal year ended 2012 – Tax preparation fees for fiscal year ends 2011 and 2010. Fiscal year ended 2011 – Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,345 and $36,504 respectively. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and
(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $457,953

Fiscal year ended 2011 - $345,930

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date June 19, 2012